Condensed Financial Information of the Parent Company (Unaudited) (Tables)	6 Months Ended
Mar. 31, 2024
Condensed Financial Information of the Parent Company (Unaudited) [Abstract]
Schedule of Condensed Financial Information	The following is the condensed financial information of the Company on a parent company only basis.
	As of March 31,	As of September 30,
	2024	2023

ASSETS
Cash and cash equivalents	$4,598	$10,336
Prepayments, deposits and other current assets	9,291,400	8,272,000
Investment in subsidiaries	13,340,885	13,340,885
Total assets	$22,636,883	$21,623,211

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible notes	511,030	-
Accrued expenses and other current liabilities	24,625	55,000
Total liabilities	$535,655	$55,000

SHAREHOLDERS’ EQUITY
Class A ordinary share, $0.0001 par value, 4,991,000,000 shares authorized, 14,806,250 and 14,006,250 ordinary shares issued and outstanding as of March 31, 2024 and September 30, 2023	1,481	1,401
Class B ordinary share, $0.0001 par value, 8,000,000 shares authorized, 2,000,000 and 0 ordinary shares issued and outstanding as of March 31, 2024 and September 30, 2023	200	-
Preference share, $0.0001 per value, 1,000,000 shares authorized, 0 shares issued and outstanding as of March 31, 2024 and September 30, 2023	-	-
Additional paid-in capital	24,235,939	23,256,219
Retained earnings	(2,136,392)	(1,689,399)
Accumulated other comprehensive loss	-	-
Total equity of the Company’s shareholders	22,101,228	21,568,221
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$22,636,883	$21,623,221

	For the six months ended
	March 31,
	2024	2023

Operating expenses:
General and administrative expenses	$(424,073)	$(329,931)
Bank charges and others	(22,290)	-
Total operating expenses	(446,993)	(329,931)

Other non-business income
Net loss	$(446,993)	$(329,931)
Other comprehensive loss:

Total comprehensive loss	$(446,993)	$(329,931)

	For the six months ended
	March 31,
	2024	2023

Cash Flows from Operating Activities:
Net loss	$(446,993)	$(329,931)
Changes in operating assets and liabilities:
Prepaid expenses and other receivables	(1,019,400)	325,000
Accrued expenses and current liabilities	(19,345)	-
Net cash used in operating activities	(1,485,738)	(4,931)

Cash Flows from Investing Activities:
Long-term investment	-	-
Net cash used in investing activities	-	-

Cash Flows from Financing Activities:
Net proceeds from private placement	980,000	-
Payments to related parties	-	-
Convertible notes	500,000	-

Net cash provided by financing activities	1,480,000	-

Effect of changes in currency exchange rates	-	-

Net decrease in cash and cash equivalents	(5,738)	(4,931)
Cash, cash equivalents and restricted cash at the beginning of year	10,336	17,673
Cash and cash equivalents and restricted cash at the end of year	$4,598	$12,742